GOING CONCERN UNCERTAINTY AND MANAGEMENT'S PLAN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2012
Going Concern Uncertainty And Managements Plan Details Narrative
Cash flows from operations	$ (183,164)	$ (2,385,416)	$ (1,095,266)
Working capital deficit		640,614
Stockholders' Deficit	$ (741,935)	$ (635,213)	$ (2,901,754)	$ (1,613,751)